ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Accounts payable	$ 3,665	$ 2,971
Accrued and other liabilities	4,977	3,864
Lease liability	312	222
Financial liabilities	316	727
Unearned premiums reserve	620	533
Work in progress	1,397	1,539
Provisions and decommissioning liabilities	563	560
Total current	11,850	10,416
Non-current:
Accounts payable	119	82
Accrued and other liabilities	1,556	1,325
Lease liability	1,293	1,142
Financial liabilities	2,159	2,457
Unearned premiums reserve	1,608	1,356
Work in progress	1	23
Provisions and decommissioning liabilities	1,050	1,131
Total non-current	7,786	7,516
Bank overdrafts	727	400
Net defined benefit liability	771	1,018
Current net defined benefit liability	20
Non-current net defined benefit liability	751
Financial liability recognized for proceeds received from sale and leaseback transaction	1,732	$ 1,847
Current financial liability recognized related to sale and leaseback of hospitals	66
Noncurrent financial liability recognized related to sale and leaseback of hospitals	$ 1,666
Bottom of range
Non-current:
Liability risk rate	1.00%	1.20%
Liability inflation rate	2.00%	1.90%
Top of range
Non-current:
Liability risk rate	8.50%	11.50%
Liability inflation rate	3.00%	3.00%